Basis of Presentation and General Information, Toro Subsidiaries (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 t	Sep. 05, 2023 USD ($)	Sep. 01, 2023 USD ($)	Jun. 15, 2023 USD ($)	May 18, 2023 USD ($)	May 12, 2023 USD ($)	Apr. 28, 2023 USD ($)	May 09, 2022 USD ($)
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
M/T Wonder Sirius [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t	115,341
Year built	2005
Delivery date to vessel owning company	Mar. 22, 2021
M/T Wonder Arcturus [Member]
Subsidiaries in Consolidation [Abstract]
Sales price								$ 13,150
M/T Wonder Polaris [Member]
Subsidiaries in Consolidation [Abstract]
Sales price					$ 34,500
M/T Wonder Bellatrix [Member]
Subsidiaries in Consolidation [Abstract]
Sales price						$ 37,000
M/T Wonder Musica [Member]
Subsidiaries in Consolidation [Abstract]
Sales price				$ 28,000
M/T Wonder Avior [Member]
Subsidiaries in Consolidation [Abstract]
Sales price							$ 30,100
M/T Wonder Formosa [Member]
Subsidiaries in Consolidation [Abstract]
Sales price			$ 18,000
M/T Wonder Vega [Member]
Subsidiaries in Consolidation [Abstract]
Sales price		$ 31,500
M/T Wonder Mimosa [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t	36,718
Year built	2006
Delivery date to vessel owning company	May 31, 2021
LPG Dream Terrax [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t	4,743
Year built	2020
Delivery date to vessel owning company	May 26, 2023
LPG Dream Arrax [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t	4,753
Year built	2015
Delivery date to vessel owning company	Jun. 14, 2023
LPG Dream Syrax [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t	5,158
Year built	2015
Delivery date to vessel owning company	Jul. 18, 2023
LPG Dream Vermax [Member]
Subsidiaries in Consolidation [Abstract]
DWT | t	5,155
Year built	2015
Delivery date to vessel owning company	Aug. 04, 2023
Gamora Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Date of incorporation	Jan. 13, 2021
Vessel name	M/T Wonder Sirius
Starlord Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Date of incorporation	Apr. 15, 2021
Vision Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Date of incorporation	Apr. 27, 2021
Vessel name	M/T Wonder Mimosa
Xavier Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Date of incorporation	Apr. 27, 2021
Zatanna Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Date of incorporation	May 02, 2023
Vessel name	LPG Dream Terrax
Starfire Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Date of incorporation	May 02, 2023
Vessel name	LPG Dream Arrax
Cyborg Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Date of incorporation	May 02, 2023
Vessel name	LPG Dream Syrax
Nightwing Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Date of incorporation	May 02, 2023
Vessel name	LPG Dream Vermax
Toro RBX Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Date of incorporation	Oct. 03, 2022
Elektra Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Date of incorporation	Apr. 27, 2021
Rocket Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Date of incorporation	Jan. 13, 2021
Drax Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Date of incorporation	Nov. 22, 2021
Colossus Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Date of incorporation	Apr. 27, 2021
Hawkeye Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Date of incorporation	Apr. 27, 2021